Schedule 1 - Condensed Financial Information of Tata Motors Limited "Parent Only"- Balance Sheet (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Current assets:
Cash and cash equivalents		₨ 147,167.5	$ 2,258.0	₨ 139,867.6	$ 2,146.0	₨ 171,536.1	₨ 197,430.9
Short-term deposits		193,615.7	2,970.7	218,927.6
Finance receivables		84,016.5	1,289.1	68,101.2
Trade receivables		198,933.0	3,052.3	140,755.5
Investments		146,637.5	2,249.9	150,411.5
Other financial assets		58,443.6	896.7	24,647.5
Inventories		424,296.2	6,510.1	352,953.8
Other current assets		76,625.5	1,175.7	65,439.9
Assets classified as held for sale		25,851.9	396.7
Investments in equity accounted investees (held for sale)		4,973.5	76.3
Current income tax assets		2,087.4	32.0	2,231.8
Total current assets		1,362,648.3	20,907.5	1,163,336.4
Non-current assets:
Investments		7,576.5	116.3	6,868.2
Other financial assets		50,592.8	776.3	36,647.7
Property, plant and equipment		850,444.1	13,048.6	651,199.4
Goodwill		1,164.5	17.9	6,733.2	103.3	7,598.0
Intangible assets		685,167.9	10,512.7	571,513.8
Investments in subsidiaries, joint ventures and equity accounted investees		48,878.9	750.0	46,060.1
Non-current income tax assets		8,999.0	138.1	9,723.1
Other non-current assets		24,427.4	374.8	22,811.1
Total non-current assets		1,873,288.9	28,742.6	1,503,309.6
Total assets		3,235,937.2	49,650.1	2,666,646.0
Current liabilities:
Accounts payable		804,601.6	12,345.2	610,201.4
Acceptances		49,013.4	752.0	48,342.4
Short-term borrowings and current portion of long-term debt		277,287.4	4,254.5	179,526.7
Other financial liabilities		119,118.6	1,827.7	182,202.0
Provisions		79,418.5	1,218.5	58,082.7
Other current liabilities		72,050.7	1,105.5	60,605.2
Current income tax liabilities		15,590.7	239.2	13,925.8
Total current liabilities		1,427,782.7	21,906.8	1,152,886.2
Non-current liabilities:
Long-term debt		611,419.4	9,381.2	605,644.5
Other financial liabilities		27,887.4	427.9	114,664.3
Deferred income taxes		61,257.8	939.9	11,806.4		43,441.4
Provisions		109,493.3	1,680.0	90,025.1
Other liabilities		84,149.3	1,291.1	152,777.3
Total non-current liabilities		894,207.2	13,720.1	974,917.6
Total liabilities		2,321,989.9	35,626.9	2,127,803.8
Equity:
Additional paid-in capital		261,303.4	4,009.3	261,303.4
Reserves	[1]	634,764.4	9,739.6	529,009.9
Other components of equity		5,729.8	87.9	(262,908.5)		(38,648.8)
Equity attributable to shareholders of Tata Motors Limited		908,589.8	13,941.0	534,197.0
Non-controlling interests		5,357.5	82.2	4,645.2
Total equity		913,947.3	14,023.2	538,842.2		768,036.7	539,351.8
Total liabilities and equity		3,235,937.2	49,650.1	2,666,646.0
Ordinary shares [Member]
Equity:
Ordinary shares		5,775.2	88.6	5,775.2		5,774.8	5,473.8
'A' Ordinary shares [Member]
Equity:
Ordinary shares		1,017.0	15.6	1,017.0		1,017.0	964.0
Tata Motors Limited [Member]
Current assets:
Cash and cash equivalents		5,465.3	83.9	1,883.9	$ 28.9	₨ 4,270.7	₨ 10,664.7
Short-term deposits		0.7		110.7
Finance receivables		157.9	2.4	161.9
Trade receivables		34,811.4	534.1	21,280.0
Investments		24,789.3	380.3	24,009.2
Other financial assets		10,624.7	163.0	4,025.3
Inventories		56,246.4	863.0	55,044.2
Other current assets		14,130.6	216.8	18,075.9
Assets classified as held for sale		2,233.3	34.3
Investments in equity accounted investees (held for sale)		238.5	3.7
Current income tax assets		737.0	11.3	1,293.1
Total current assets		149,435.1	2,292.8	125,884.2
Non-current assets:
Investments		3,101.5	47.6	5,283.1
Other financial assets		9,362.0	143.6	5,859.3
Property, plant and equipment		144,507.4	2,217.2	150,045.3
Goodwill		990.9	15.2	990.9
Intangible assets		71,324.7	1,094.4	81,397.4
Investments in subsidiaries, joint ventures and equity accounted investees		144,307.3	2,214.2	148,101.4
Non-current income tax assets		6,548.9	100.5	7,245.8
Other non-current assets		12,544.8	192.5	12,947.8
Total non-current assets		392,687.5	6,025.2	411,871.0
Total assets		542,122.6	8,318.0	537,755.2
Current liabilities:
Accounts payable		96,579.3	1,481.8	73,229.8
Acceptances		48,145.8	738.7	43,792.9
Short-term borrowings and current portion of long-term debt		57,486.5	882.0	58,795.3
Other financial liabilities		15,712.3	241.1	16,533.6
Provisions		8,501.8	130.4	4,679.8
Other current liabilities		18,453.7	283.1	17,753.2
Current income tax liabilities		217.7	3.3	806.4
Total current liabilities		245,097.1	3,760.4	215,591.0
Non-current liabilities:
Long-term debt		131,458.6	2,017.0	136,766.5
Other financial liabilities		2,158.8	33.1	7,103.6
Deferred income taxes		1,546.1	23.7	971.9
Provisions		9,678.2	148.5	8,507.1
Other liabilities		1,537.7	23.6	1,805.3
Total non-current liabilities		146,379.4	2,245.9	155,154.4
Total liabilities		391,476.5	6,006.3	370,745.4
Equity:
Additional paid-in capital		263,549.0	4,043.7	263,549.0
Reserves		(120,909.9)		(104,245.7)
Other components of equity		1,214.8	18.6	914.3
Equity attributable to shareholders of Tata Motors Limited		150,646.1	2,311.7	167,009.8
Non-controlling interests		0.0	0.0	0.0
Total equity		150,646.1	2,311.7	167,009.8
Total liabilities and equity		542,122.6	8,318.0	537,755.2
Tata Motors Limited [Member] | Ordinary shares [Member]
Equity:
Ordinary shares		5,775.1	88.6	5,775.1
Tata Motors Limited [Member] | 'A' Ordinary shares [Member]
Equity:
Ordinary shares		₨ 1,017.1	$ 15.6	₨ 1,017.1

[1]	Includes other comprehensive income relating to assets classified as held for sale amounting to Rs. 125.9 million as at March 31, 2018.